Consolidated Statement of Stockholders' Deficit (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.000001
Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)	10,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.000001
Stock issued upon conversion of common stock (in shares)	100,000,000
Value of paid in capital upon conversion of common stock | $	$ 100